Schedule of Fair Value of Acquired Intangible Assets (Details) - USD ($)	Jul. 13, 2021	Jul. 02, 2021	Mar. 01, 2021	Jan. 21, 2021	Jul. 31, 2020	Jul. 01, 2021
Bethard Group Limited [Member]
Business Acquisition [Line Items]
Fair value of acquired Intangible assets	$ 18,100,000
Bethard Group Limited [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	10 years
Fair value of acquired Intangible assets	$ 3,500,000
Bethard Group Limited [Member] | Player Interface [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	5 years
Fair value of acquired Intangible assets	$ 1,200,000
Bethard Group Limited [Member] | Gaming Licenses [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	2 years
Fair value of acquired Intangible assets	$ 700,000
Bethard Group Limited [Member] | Player Relationships [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	5 years
Fair value of acquired Intangible assets	$ 12,700,000
GG Circuit LLC [Member]
Business Acquisition [Line Items]
Fair value of acquired Intangible assets		$ 16,300,000				$ 16,300,000
GG Circuit LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life		10 years
Fair value of acquired Intangible assets		$ 2,600,000
GG Circuit LLC [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life		5 years
Fair value of acquired Intangible assets		$ 13,300,000
GG Circuit LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life		5 years
Fair value of acquired Intangible assets		$ 400,000
Helix Holdings LLC [Member]
Business Acquisition [Line Items]
Fair value of acquired Intangible assets		$ 3,600,000				$ 3,600,000
Helix Holdings LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life		10 years
Fair value of acquired Intangible assets		$ 800,000
Helix Holdings LLC [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life		5 years
Fair value of acquired Intangible assets		$ 2,800,000
Lucky Dino Gaming Limited [Member]
Business Acquisition [Line Items]
Fair value of acquired Intangible assets			$ 19,100,000
Lucky Dino Gaming Limited [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life			10 years
Fair value of acquired Intangible assets			$ 2,100,000
Lucky Dino Gaming Limited [Member] | Gaming Licenses [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life			2 years
Fair value of acquired Intangible assets			$ 800,000
Lucky Dino Gaming Limited [Member] | Player Relationships [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life			5 years
Fair value of acquired Intangible assets			$ 10,700,000
Lucky Dino Gaming Limited [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life			5 years
Fair value of acquired Intangible assets			$ 5,500,000
Esports Gaming League [Member]
Business Acquisition [Line Items]
Fair value of acquired Intangible assets				$ 1,371,789
Esports Gaming League [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life				10 years
Fair value of acquired Intangible assets				$ 411,537
Esports Gaming League [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life				5 years
Fair value of acquired Intangible assets				$ 823,073
Esports Gaming League [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life				5 years
Fair value of acquired Intangible assets				$ 137,179
Argyll Entertainment [Member]
Business Acquisition [Line Items]
Fair value of acquired Intangible assets					$ 7,333,536
Argyll Entertainment [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life					10 years
Fair value of acquired Intangible assets					$ 1,440,516
Argyll Entertainment [Member] | Player Interface [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life					5 years
Fair value of acquired Intangible assets					$ 2,226,252
Argyll Entertainment [Member] | Gaming Licenses [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life					2 years
Fair value of acquired Intangible assets					$ 916,692
Argyll Entertainment [Member] | Player Relationships [Member]
Business Acquisition [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life					5 years
Fair value of acquired Intangible assets					$ 2,750,076